H2 Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Basic And Diluted Earning Per Share [Abstract]
Schedule of Earnings Per Share

Earnings per share
	2023	2022	2021
Basic
Net income (loss) attributable to owners of the Parent Company (SEK million)	–26,446	18,724	22,694
Average number of shares outstanding, basic (millions)	3,330	3,330	3,329
Earnings (loss) per share, basic (SEK)	–7.94	5.62	6.82

Diluted
Net income (loss) attributable to owners of the Parent Company (SEK million)	–26,446	18,724	22,694
Average number of shares outstanding, basic (millions)	3,330	3,330	3,329
Dilutive effect for stock purchase (millions)	–	4	3
Average number of shares outstanding, diluted (millions)	3,330	3,334	3,332
Earnings (loss) per share, diluted (SEK)	–7.94	5.62	6.81